DWS GNMA Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg GNMA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.08%	0.23%	1.50%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.55%	(1.95%)	(0.34%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.14%	(1.10%)	0.11%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.36%	(0.80%)	0.78%
Performance Inception Date	Feb. 02, 2009
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.52%	(1.00%)	0.28%
Performance Inception Date	Feb. 02, 2009
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.41%	0.04%	1.33%
Performance Inception Date	Feb. 02, 2015
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	0.02%	1.31%
Performance Inception Date	Feb. 02, 2009
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.60%	(0.01%)	1.30%
Performance Inception Date	Jul. 14, 2000